PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
NOTE F - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation and amortization as follows:

	2015	2014
Premises:
Land	$10,352,314	$10,565,633
Buildings and improvements	26,164,412	25,872,002
Equipment	10,927,780	11,663,195
Construction in progress	76,920	188,146
	47,521,426	48,288,976
Less accumulated depreciation and amortization	13,898,415	13,479,133
	$33,623,011	$34,809,843

The amounts charged to operating expense for depreciation were $1,645,081 and $1,552,297 in 2015 and 2014, respectively.